SCHEDULE OF PRINCIPAL PAYMENTS OF MORTGAGE NOTES PAYABLE (Details) (Parenthetical)	Jun. 30, 2026 USD ($)
Shea Center II [Member] | Mortgage Notes [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount	$ 16,353,296